Vanguard® Small-Cap Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Basic Materials (5.1%)
	Reliance Steel & Aluminum Co.	1,055,300	276,731
	Steel Dynamics Inc.	1,417,880	152,025
*	Cleveland-Cliffs Inc.	9,167,462	143,287
	United States Steel Corp.	3,616,350	117,459
	Olin Corp.	2,267,598	113,335
	UFP Industries Inc.	1,059,026	108,444
	Commercial Metals Co.	2,104,757	103,996
	Alcoa Corp.	3,216,298	93,466
	Timken Co.	1,152,246	84,679
	Element Solutions Inc.	4,134,917	81,086
	Valvoline Inc.	2,498,391	80,548
	Chemours Co.	2,668,889	74,862
	Huntsman Corp.	3,046,133	74,326
	Boise Cascade Co.	713,202	73,488
	Mueller Industries Inc.	971,690	73,032
	Cabot Corp.	1,008,021	69,826
	Ashland Inc.	831,127	67,887
	Carpenter Technology Corp.	880,691	59,191
	Avient Corp.	1,642,391	58,009
	Innospec Inc.	448,169	45,803
	Sensient Technologies Corp.	760,377	44,467
	Scotts Miracle-Gro Co.	759,122	39,231
	Materion Corp.	371,953	37,906
	Worthington Industries Inc.	585,400	36,189
	Westlake Corp.	287,729	35,871
	Minerals Technologies Inc.	586,693	32,127
	Stepan Co.	382,914	28,707
	Tronox Holdings plc	2,121,230	28,509
	Hecla Mining Co.	5,298,534	20,717
	Kaiser Aluminum Corp.	274,984	20,695
*	Ecovyst Inc.	1,898,702	18,683
	Koppers Holdings Inc.	355,742	14,070
	Mativ Holdings Inc.	932,221	13,294
	GrafTech International Ltd.	3,453,288	13,226
*	Coeur Mining Inc.	5,700,879	12,656
	Schnitzer Steel Industries Inc. Class A	440,885	12,279
	Compass Minerals International Inc.	369,069	10,316
			2,370,423
Consumer Discretionary (15.9%)
*	BJ's Wholesale Club Holdings Inc.	2,421,509	172,823
	Aramark	4,704,282	163,239

		Shares	Market Value ($000)
	Hasbro Inc.	2,375,274	157,101
*	American Airlines Group Inc.	11,774,383	150,830
	Service Corp. International	2,582,483	147,563
	Lithia Motors Inc. Class A	496,670	146,682
	Williams-Sonoma Inc.	930,891	144,660
	Lear Corp.	1,058,756	142,085
*	Mattel Inc.	6,382,073	140,597
	Toll Brothers Inc.	1,871,775	138,436
	Bath & Body Works Inc.	3,918,890	132,458
	Whirlpool Corp.	987,873	132,079
*	Norwegian Cruise Line Holdings Ltd.	7,667,099	126,354
	Murphy USA Inc.	347,881	118,881
	Tapestry Inc.	4,098,462	117,831
*	Light & Wonder Inc.	1,646,458	117,442
	New York Times Co. Class A	2,800,645	115,387
	H&R Block Inc.	2,648,848	114,059
	VF Corp.	6,307,385	111,451
*	Capri Holdings Ltd.	2,092,872	110,106
	Polaris Inc.	970,415	101,059
	Interpublic Group of Cos. Inc.	3,469,105	99,425
*	AutoNation Inc.	634,967	96,134
	U-Haul Holding Co. (XNYS)	1,738,807	91,096
	Thor Industries Inc.	912,615	86,817
	PVH Corp.	1,130,334	86,482
	Nexstar Media Group Inc. Class A	600,734	86,127
	Dick's Sporting Goods Inc.	791,949	85,990
	BorgWarner Inc.	2,118,273	85,515
*	Asbury Automotive Group Inc.	370,745	85,297
*	Alaska Air Group Inc.	2,293,326	85,037
	Meritage Homes Corp.	662,586	81,094
*	Taylor Morrison Home Corp. Class A	1,873,789	79,842
*	Coty Inc. Class A	7,223,700	79,244
*,1	GameStop Corp. Class A	4,668,195	76,838
	Ralph Lauren Corp. Class A	655,007	76,040
	Harley-Davidson Inc.	2,298,019	75,972
*	Liberty Media Corp.-Liberty SiriusXM Class A	2,712,742	69,039
	Wendy's Co.	3,205,713	65,429
	Academy Sports & Outdoors Inc.	1,377,975	65,137
	Group 1 Automotive Inc.	240,586	64,648
	Newell Brands Inc.	7,092,336	64,044
*	Goodyear Tire & Rubber Co.	5,109,588	63,512
*	Avis Budget Group Inc.	349,078	62,726
*	Penn Entertainment Inc.	2,712,735	62,257
*	Lyft Inc. Class A	5,785,189	60,976
	Penske Automotive Group Inc.	363,749	60,768
	KB Home	1,307,242	60,499
	Advance Auto Parts Inc.	1,071,643	59,937
	Leggett & Platt Inc.	2,282,066	57,987
	Macy's Inc.	4,928,915	57,225
	Marriott Vacations Worldwide Corp.	559,131	56,265
	Signet Jewelers Ltd.	778,030	55,870
	American Eagle Outfitters Inc.	3,201,964	53,185
	TEGNA Inc.	3,632,447	52,925
	Gap Inc.	4,974,037	52,874
*	Helen of Troy Ltd.	434,294	50,621
*	Tri Pointe Homes Inc.	1,783,997	48,792
*	Abercrombie & Fitch Co. Class A	857,035	48,311
	Rush Enterprises Inc. Class A	1,143,965	46,708

		Shares	Market Value ($000)
	Travel + Leisure Co.	1,263,943	46,425
	Kontoor Brands Inc.	1,011,407	44,411
	MDC Holdings Inc.	1,074,587	44,305
	Carter's Inc.	637,198	44,062
*	Liberty Media Corp.-Liberty SiriusXM	1,582,581	40,293
	Kohl's Corp.	1,892,713	39,671
	Bloomin' Brands Inc.	1,569,474	38,593
	Graham Holdings Co. Class B	63,069	36,769
	Red Rock Resorts Inc. Class A	894,603	36,679
*	Cinemark Holdings Inc.	1,972,458	36,195
	Laureate Education Inc.	2,549,921	35,954
*	Urban Outfitters Inc.	1,086,381	35,514
	Dana Inc.	2,341,956	34,356
	MillerKnoll Inc.	1,365,731	33,392
	PriceSmart Inc.	447,668	33,320
*	SkyWest Inc.	758,329	31,804
*	Adtalem Global Education Inc.	711,438	30,485
	Strategic Education Inc.	396,777	29,857
*	OPENLANE Inc.	1,973,697	29,448
	Foot Locker Inc.	1,693,609	29,384
	Acushnet Holdings Corp.	540,005	28,642
*	ODP Corp.	617,545	28,500
*	Central Garden & Pet Co. Class A	701,866	28,138
	John Wiley & Sons Inc. Class A	749,813	27,871
*	JetBlue Airways Corp.	6,008,992	27,641
	HNI Corp.	797,813	27,628
*	Hertz Global Holdings Inc.	2,245,264	27,504
*	PROG Holdings Inc.	824,920	27,396
	Cracker Barrel Old Country Store Inc.	399,748	26,863
[1]	Nordstrom Inc.	1,748,522	26,123
	Oxford Industries Inc.	269,531	25,910
*	Liberty Media Corp.-Liberty Live Class C	798,120	25,620
*	Brinker International Inc.	805,753	25,454
	Cheesecake Factory Inc.	832,971	25,239
*	Knowles Corp.	1,645,351	24,368
	La-Z-Boy Inc.	777,265	24,002
	Upbound Group Inc.	808,480	23,810
	Hanesbrands Inc.	6,002,302	23,769
*	Under Armour Inc. Class A	3,438,295	23,552
*,1	PowerSchool Holdings Inc. Class A	1,033,650	23,423
*	Victoria's Secret & Co.	1,392,712	23,230
*,1	AMC Entertainment Holdings Inc. Class A	2,858,543	22,840
*	National Vision Holdings Inc.	1,411,428	22,837
	Phinia Inc.	849,461	22,757
*	Under Armour Inc. Class C	3,551,723	22,660
	Steven Madden Ltd.	646,695	20,545
	Matthews International Corp. Class A	523,120	20,355
	Krispy Kreme Inc.	1,520,122	18,956
[1]	Dillard's Inc. Class A	56,527	18,700
	Buckle Inc.	547,434	18,279
*	Lions Gate Entertainment Corp. Class B	2,296,235	18,071
	Steelcase Inc. Class A	1,608,949	17,972
	Scholastic Corp.	460,836	17,576
*	G-III Apparel Group Ltd.	701,484	17,481
*	Stride Inc.	369,481	16,638
	Sturm Ruger & Co. Inc.	317,993	16,574
*	Vista Outdoor Inc.	498,930	16,525
*	Sally Beauty Holdings Inc.	1,951,289	16,352

		Shares	Market Value ($000)
	Spirit Airlines Inc.	978,836	16,151
	Monro Inc.	540,551	15,011
*	American Axle & Manufacturing Holdings Inc.	1,994,923	14,483
	Dine Brands Global Inc.	264,998	13,104
	Sonic Automotive Inc. Class A	251,902	12,031
[1]	Guess? Inc.	528,049	11,427
[1]	Designer Brands Inc. Class A	888,047	11,243
*	Liberty Media Corp.-Liberty Live Class A	348,312	11,118
	Levi Strauss & Co. Class A	804,613	10,927
	Wolverine World Wide Inc.	1,355,018	10,921
*	Lions Gate Entertainment Corp. Class A	1,151,673	9,766
*	Clear Channel Outdoor Holdings Inc.	6,064,761	9,582
*	Cars.com Inc.	565,703	9,538
*	Sphere Entertainment Co.	249,296	9,264
*	U-Haul Holding Co.	168,974	9,221
	Caleres Inc.	308,773	8,880
*	Chegg Inc.	981,423	8,754
*	Udemy Inc.	808,855	7,684
*	Central Garden & Pet Co.	169,325	7,474
*	EW Scripps Co. Class A	1,236,179	6,774
*	GoPro Inc. Class A	2,154,851	6,766
	Sinclair Inc.	569,016	6,384
*	AMC Networks Inc. Class A	541,804	6,382
	Rush Enterprises Inc. Class B	131,094	5,937
*	Petco Health & Wellness Co. Inc. Class A	1,441,466	5,896
	Smith & Wesson Brands Inc.	413,994	5,345
	Interface Inc. Class A	499,255	4,898
[1]	Cricut Inc. Class A	522,676	4,856
*	BJ's Restaurants Inc.	202,545	4,752
*	Sleep Number Corp.	190,867	4,693
*	iHeartMedia Inc. Class A	939,038	2,967
			7,370,755
Consumer Staples (3.5%)
	Bunge Ltd.	2,714,912	293,889
*	Performance Food Group Co.	2,814,766	165,677
*	US Foods Holding Corp.	4,004,524	158,980
	Ingredion Inc.	1,132,511	111,439
	Molson Coors Beverage Co. Class B	1,629,784	103,638
*	Hostess Brands Inc. Class A	2,394,434	79,758
*	Sprouts Farmers Market Inc.	1,838,313	78,680
	Flowers Foods Inc.	3,047,488	67,593
	Spectrum Brands Holdings Inc.	610,831	47,859
*	Grocery Outlet Holding Corp.	1,599,816	46,155
	Energizer Holdings Inc.	1,287,125	41,239
*	TreeHouse Foods Inc.	914,795	39,867
*	Post Holdings Inc.	441,624	37,865
	Edgewell Personal Care Co.	869,986	32,155
	Andersons Inc.	578,080	29,777
	Vector Group Ltd.	2,392,310	25,454
	Reynolds Consumer Products Inc.	948,459	24,309
*	Herbalife Ltd.	1,698,148	23,757
	Universal Corp.	423,104	19,975
	Nu Skin Enterprises Inc. Class A	903,324	19,159
	Weis Markets Inc.	291,863	18,387
	Fresh Del Monte Produce Inc.	690,619	17,845
*	Hain Celestial Group Inc.	1,620,038	16,800
	Seaboard Corp.	4,175	15,669
*	United Natural Foods Inc.	1,050,998	14,861

		Shares	Market Value ($000)
*	Pilgrim's Pride Corp.	637,228	14,548
[1]	B&G Foods Inc.	1,232,075	12,185
*	USANA Health Sciences Inc.	207,758	12,177
	ACCO Brands Corp.	1,614,249	9,266
*	Duckhorn Portfolio Inc.	826,863	8,484
	Medifast Inc.	97,631	7,308
*,1	BRC Inc. Class A	824,381	2,959
			1,597,714
Energy (5.5%)
	Ovintiv Inc.	4,917,734	233,937
	APA Corp.	5,537,095	227,575
	Chesapeake Energy Corp.	2,265,620	195,364
	HF Sinclair Corp.	2,654,272	151,108
	Range Resources Corp.	4,131,873	133,914
*	Southwestern Energy Co.	19,847,562	128,017
*	Antero Resources Corp.	4,872,057	123,653
	Murphy Oil Corp.	2,673,160	121,228
	Chord Energy Corp.	710,814	115,202
	PBF Energy Inc. Class A	2,004,528	107,302
	Patterson-UTI Energy Inc.	7,100,477	98,271
	DT Midstream Inc.	1,746,138	92,406
	Antero Midstream Corp.	6,050,199	72,481
	California Resources Corp.	1,242,580	69,597
	Equitrans Midstream Corp.	7,417,693	69,504
	Permian Resources Corp. Class A	4,929,330	68,813
	Arcosa Inc.	878,687	63,178
*	CNX Resources Corp.	2,763,534	62,401
	Arch Resources Inc.	310,324	52,960
	Peabody Energy Corp.	2,034,016	52,864
	Warrior Met Coal Inc.	937,493	47,887
	SM Energy Co.	1,069,125	42,391
	Helmerich & Payne Inc.	806,026	33,982
	Archrock Inc.	2,678,928	33,754
	Delek US Holdings Inc.	1,109,823	31,530
	World Kinect Corp.	1,032,509	23,159
*	NOW Inc.	1,925,887	22,860
	CVR Energy Inc.	545,431	18,561
*	ProPetro Holding Corp.	1,733,978	18,432
[1]	Crescent Energy Co. Class A	1,415,716	17,895
*	MRC Global Inc.	1,430,686	14,664
	Core Laboratories Inc.	418,598	10,050
	Vitesse Energy Inc.	386,986	8,858
*,1	ProFrac Holding Corp. Class A	431,992	4,700
			2,568,498
Financials (20.7%)
	First Citizens BancShares Inc. Class A	182,657	252,085
	RenaissanceRe Holdings Ltd.	922,410	182,563
	Reinsurance Group of America Inc.	1,193,279	173,252
	Unum Group	2,996,707	147,408
	American Financial Group Inc.	1,300,015	145,173
	Brown & Brown Inc.	2,044,158	142,764
	New York Community Bancorp Inc.	12,368,091	140,254
	Assurant Inc.	955,593	137,204
	East West Bancorp Inc.	2,549,608	134,390
	Ally Financial Inc.	4,892,528	130,533
	SEI Investments Co.	2,146,486	129,283
	Carlyle Group Inc.	4,216,692	127,175

		Shares	Market Value ($000)
	Voya Financial Inc.	1,906,300	126,674
	Webster Financial Corp.	3,122,003	125,848
	Primerica Inc.	644,605	125,060
	Old Republic International Corp.	4,616,467	124,368
	Invesco Ltd.	7,925,516	115,078
	Selective Insurance Group Inc.	1,091,587	112,619
	First Horizon Corp.	10,068,278	110,952
	Stifel Financial Corp.	1,788,264	109,871
	RLI Corp.	776,951	105,580
[1]	Starwood Property Trust Inc.	5,353,558	103,591
[1]	AGNC Investment Corp.	10,920,572	103,090
	Jefferies Financial Group Inc.	2,787,359	102,101
	First American Financial Corp.	1,765,059	99,708
	Comerica Inc.	2,374,758	98,671
	Commerce Bancshares Inc.	2,022,407	97,035
	Cullen/Frost Bankers Inc.	1,039,943	94,853
	Zions Bancorp NA	2,669,793	93,149
	SouthState Corp.	1,369,542	92,252
	Equitable Holdings Inc.	3,129,643	88,851
	Globe Life Inc.	811,590	88,244
	Prosperity Bancshares Inc.	1,604,404	87,568
	Essent Group Ltd.	1,831,672	86,620
	Western Alliance Bancorp	1,874,711	86,180
	MGIC Investment Corp.	5,087,712	84,914
	OneMain Holdings Inc.	2,114,973	84,789
	Evercore Inc. Class A	614,570	84,737
	Annaly Capital Management Inc.	4,449,464	83,694
	Wintrust Financial Corp.	1,102,987	83,276
	Affiliated Managers Group Inc.	631,572	82,319
	Popular Inc.	1,299,757	81,898
	Rithm Capital Corp.	8,705,970	80,878
	Axis Capital Holdings Ltd.	1,382,421	77,927
	Old National Bancorp	5,271,988	76,655
	Columbia Banking System Inc.	3,758,699	76,302
	Lincoln National Corp.	3,057,485	75,489
	Home BancShares Inc.	3,467,841	72,617
	American Equity Investment Life Holding Co.	1,340,385	71,898
	Bank OZK	1,936,859	71,799
	Radian Group Inc.	2,836,886	71,234
	Cadence Bank	3,290,865	69,832
	FNB Corp.	6,465,732	69,765
	Synovus Financial Corp.	2,502,295	69,564
	United Bankshares Inc.	2,431,790	67,093
	Valley National Bancorp	7,776,439	66,566
	White Mountains Insurance Group Ltd.	43,844	65,577
	FirstCash Holdings Inc.	650,416	65,289
	Hanover Insurance Group Inc.	579,946	64,362
[1]	Blackstone Mortgage Trust Inc. Class A	2,949,691	64,156
	Janus Henderson Group plc	2,388,538	61,672
	First Financial Bankshares Inc.	2,444,581	61,408
	Assured Guaranty Ltd.	1,003,932	60,758
	Lazard Ltd. Class A	1,931,216	59,887
*	Mr Cooper Group Inc.	1,084,881	58,106
*	Brighthouse Financial Inc.	1,180,749	57,786
	Glacier Bancorp Inc.	1,999,442	56,984
	Jackson Financial Inc. Class A	1,476,096	56,416
*	Enstar Group Ltd.	231,331	55,982
	SLM Corp.	4,078,276	55,546

		Shares	Market Value ($000)
	Hancock Whitney Corp.	1,476,017	54,598
	Moelis & Co. Class A	1,199,713	54,143
	United Community Banks Inc.	2,037,445	51,771
	Federated Hermes Inc. Class B	1,513,039	51,247
*	Texas Capital Bancshares Inc.	866,201	51,019
*	Genworth Financial Inc. Class A	8,348,202	48,920
	Artisan Partners Asset Management Inc. Class A	1,233,540	46,159
	Kemper Corp.	1,096,913	46,103
	CNO Financial Group Inc.	1,934,663	45,910
[1]	Arbor Realty Trust Inc.	3,024,116	45,906
	Ameris Bancorp	1,183,607	45,439
	Associated Banc-Corp	2,580,756	44,157
	Piper Sandler Cos.	303,878	44,157
	Pinnacle Financial Partners Inc.	657,068	44,050
	International Bancshares Corp.	1,006,033	43,601
	UMB Financial Corp.	698,726	43,356
	First Bancorp	3,211,907	43,232
	Cathay General Bancorp	1,241,823	43,166
	Walker & Dunlop Inc.	570,187	42,331
	First Hawaiian Inc.	2,297,468	41,469
	Community Bank System Inc.	963,885	40,686
	WSFS Financial Corp.	1,100,412	40,165
	CVB Financial Corp.	2,383,863	39,501
	Atlantic Union Bankshares Corp.	1,351,664	38,901
	First Interstate BancSystem Inc. Class A	1,513,749	37,753
	Pacific Premier Bancorp Inc.	1,728,086	37,603
	Independent Bank Corp.	755,592	37,092
	Simmons First National Corp. Class A	2,161,375	36,657
*	Axos Financial Inc.	955,877	36,190
	Eastern Bankshares Inc.	2,859,543	35,859
	Fulton Financial Corp.	2,955,356	35,789
	Bank of Hawaii Corp.	715,935	35,575
	BGC Group Inc. Class A	6,666,795	35,201
	BOK Financial Corp.	418,686	33,487
	TPG Inc. Class A	1,107,488	33,358
	First Financial Bancorp	1,628,950	31,927
	BankUnited Inc.	1,341,527	30,453
	First Merchants Corp.	1,076,819	29,957
	PennyMac Financial Services Inc.	449,582	29,942
	Washington Federal Inc.	1,167,137	29,902
	BancFirst Corp.	326,753	28,339
	Virtu Financial Inc. Class A	1,610,553	27,814
	Towne Bank	1,182,556	27,116
	Navient Corp.	1,536,131	26,452
	Banner Corp.	619,731	26,264
	Apollo Commercial Real Estate Finance Inc.	2,550,140	25,833
	NBT Bancorp Inc.	807,380	25,586
	OFG Bancorp	850,705	25,402
	Renasant Corp.	962,670	25,212
	Virtus Investment Partners Inc.	124,342	25,116
	Independent Bank Group Inc.	633,025	25,036
	WesBanco Inc.	1,017,838	24,856
	Park National Corp.	262,419	24,804
	Claros Mortgage Trust Inc.	2,123,813	23,532
	Northwest Bancshares Inc.	2,295,286	23,481
	Hilltop Holdings Inc.	822,890	23,337
	City Holding Co.	257,474	23,263
	ServisFirst Bancshares Inc.	442,290	23,074

		Shares	Market Value ($000)
	Two Harbors Investment Corp.	1,735,895	22,983
	Chimera Investment Corp.	4,094,263	22,355
*	Cannae Holdings Inc.	1,192,649	22,231
	Horace Mann Educators Corp.	737,733	21,675
	Trustmark Corp.	993,086	21,580
	First Commonwealth Financial Corp.	1,757,863	21,464
	Ladder Capital Corp. Class A	2,063,371	21,170
	Westamerica Bancorp	481,611	20,830
	Compass Diversified Holdings	1,103,859	20,719
	National Bank Holdings Corp. Class A	681,788	20,290
	Provident Financial Services Inc.	1,288,607	19,703
	Franklin BSP Realty Trust Inc.	1,485,356	19,666
	PennyMac Mortgage Investment Trust	1,568,710	19,452
*	Encore Capital Group Inc.	403,550	19,274
	Nelnet Inc. Class A	215,159	19,218
	Argo Group International Holdings Ltd.	636,534	18,994
	Employers Holdings Inc.	467,672	18,684
	Hope Bancorp Inc.	2,045,330	18,101
	ProAssurance Corp.	942,012	17,795
	S&T Bancorp Inc.	651,779	17,650
	MFA Financial Inc.	1,828,246	17,569
[1]	ARMOUR Residential REIT Inc.	4,129,072	17,549
	Safety Insurance Group Inc.	252,113	17,192
	PacWest Bancorp	2,145,893	16,974
*	SiriusPoint Ltd.	1,637,802	16,656
	WisdomTree Inc.	2,291,185	16,038
*	Avantax Inc.	626,306	16,021
	Enact Holdings Inc.	574,024	15,631
	StepStone Group Inc. Class A	478,873	15,123
	Berkshire Hills Bancorp Inc.	749,934	15,036
	National Western Life Group Inc. Class A	33,905	14,833
	Redwood Trust Inc.	2,048,710	14,607
	BrightSpire Capital Inc. Class A	2,331,161	14,593
	Mercury General Corp.	496,664	13,921
	Brookline Bancorp Inc.	1,511,046	13,766
*	PRA Group Inc.	668,714	12,846
*	LendingClub Corp.	1,848,907	11,278
	Capitol Federal Financial Inc.	2,321,086	11,072
	Eagle Bancorp Inc.	509,688	10,933
	Victory Capital Holdings Inc. Class A	324,186	10,808
	KKR Real Estate Finance Trust Inc.	867,234	10,294
	Tompkins Financial Corp.	206,169	10,100
	Heartland Financial USA Inc.	324,417	9,548
*	Ambac Financial Group Inc.	771,942	9,310
	United Fire Group Inc.	428,974	8,472
[1]	UWM Holdings Corp. Class A	1,583,712	7,681
	TPG RE Finance Trust Inc.	1,121,745	7,549
	Kearny Financial Corp.	1,085,336	7,521
*	Columbia Financial Inc.	472,518	7,423
*	World Acceptance Corp.	55,994	7,115
	GCM Grosvenor Inc. Class A	707,776	5,492
*	AssetMark Financial Holdings Inc.	200,838	5,037
	F&G Annuities & Life Inc.	168,721	4,734
	Invesco Mortgage Capital Inc.	399,659	4,001
	Northfield Bancorp Inc.	363,574	3,436
*,1	Net Power Inc.	120,372	1,818
*	loanDepot Inc. Class A	1,043,191	1,794

		Shares	Market Value ($000)
	Associated Capital Group Inc. Class A	24,350	889
			9,566,965
Health Care (5.7%)
*	United Therapeutics Corp.	845,820	191,045
*	Catalent Inc.	3,086,413	140,524
*	Jazz Pharmaceuticals plc	1,080,932	139,916
	Universal Health Services Inc. Class B	1,063,967	133,773
	DENTSPLY SIRONA Inc.	3,816,276	130,364
*	Tenet Healthcare Corp.	1,829,979	120,577
	Encompass Health Corp.	1,716,316	115,268
*	Acadia Healthcare Co. Inc.	1,578,247	110,967
*	Elanco Animal Health Inc.	8,879,766	99,809
*	Karuna Therapeutics Inc.	577,090	97,580
*	DaVita Inc.	905,135	85,562
*	Envista Holdings Corp.	2,953,250	82,337
	Organon & Co.	4,606,156	79,963
	Perrigo Co. plc	2,440,315	77,968
*	Amedisys Inc.	588,128	54,931
*	Azenta Inc.	1,084,217	54,417
*	Prestige Consumer Healthcare Inc.	893,599	51,105
*	Krystal Biotech Inc.	429,215	49,789
*	Integra LifeSciences Holdings Corp.	1,248,589	47,684
*	Integer Holdings Corp.	600,451	47,093
*	Enovis Corp.	885,077	46,670
	Select Medical Holdings Corp.	1,833,603	46,335
	Premier Inc. Class A	2,147,893	46,180
*	Bridgebio Pharma Inc.	1,749,796	46,142
	Patterson Cos. Inc.	1,545,863	45,819
*	Fortrea Holdings Inc.	1,600,385	45,755
*	Immunovant Inc.	1,155,495	44,359
*	Madrigal Pharmaceuticals Inc.	284,266	41,514
*	Pacific Biosciences of California Inc.	4,064,448	33,938
*	NextGen Healthcare Inc.	1,148,340	27,250
*,1	Axsome Therapeutics Inc.	340,950	23,829
*	Myriad Genetics Inc.	1,404,523	22,529
*	Owens & Minor Inc.	1,313,766	21,230
*	Pediatrix Medical Group Inc.	1,518,079	19,295
*	Iovance Biotherapeutics Inc.	4,007,308	18,233
*	Ligand Pharmaceuticals Inc.	298,251	17,871
*	Avanos Medical Inc.	840,827	17,001
	Embecta Corp.	1,028,014	15,472
	National HealthCare Corp.	233,642	14,948
	Healthcare Services Group Inc.	1,330,945	13,882
*	Innoviva Inc.	1,050,642	13,648
*	Varex Imaging Corp.	724,743	13,618
*	Brookdale Senior Living Inc.	3,207,666	13,280
*	Supernus Pharmaceuticals Inc.	464,958	12,819
*	Agios Pharmaceuticals Inc.	499,454	12,361
*	Multiplan Corp.	6,990,261	11,744
*	Nuvalent Inc. Class A	254,457	11,697
*	Amneal Pharmaceuticals Inc.	2,499,801	10,549
*	Enhabit Inc.	898,781	10,111
*	Kiniksa Pharmaceuticals Ltd. Class A	537,002	9,328
*	Day One Biopharmaceuticals Inc.	546,512	6,706
*	OPKO Health Inc.	3,440,970	5,506
*	23andMe Holding Co. Class A	5,194,455	5,079
	Phibro Animal Health Corp. Class A	368,412	4,705
*,1	ProKidney Corp. Class A	306,797	1,405

		Shares	Market Value ($000)
*,1	Neumora Therapeutics Inc.	4,984	70
*,1,2	Synergy Pharmaceuticals LLC	1,169,882	—
*,2	OmniAb Inc. 12.5 Earnout	53,581	—
*,2	OmniAb Inc. 15 Earnout	53,581	—
			2,661,550
Industrials (23.8%)
	IDEX Corp.	1,362,371	283,400
*	Builders FirstSource Inc.	2,253,261	280,508
	Booz Allen Hamilton Holding Corp. Class A	2,362,858	258,190
	Carlisle Cos. Inc.	899,569	233,222
	Owens Corning	1,618,700	220,807
	RPM International Inc.	2,326,312	220,558
	AECOM	2,499,815	207,585
	Pentair plc	2,975,441	192,660
	EMCOR Group Inc.	849,357	178,696
	Regal Rexnord Corp.	1,194,931	170,732
	Westrock Co.	4,618,919	165,357
	Allegion plc	1,581,728	164,816
	Howmet Aerospace Inc.	3,527,864	163,164
	nVent Electric plc	2,987,073	158,285
	Hubbell Inc. Class B	483,133	151,419
*	XPO Inc.	1,985,541	148,241
	AptarGroup Inc.	1,182,846	147,903
	Huntington Ingalls Industries Inc.	718,389	146,968
	Tetra Tech Inc.	959,555	145,881
	ITT Inc.	1,479,460	144,854
	Fortune Brands Innovations Inc.	2,286,630	142,137
	Knight-Swift Transportation Holdings Inc. Class A	2,761,703	138,499
	AGCO Corp.	1,147,014	135,669
	Robert Half Inc.	1,833,153	134,333
	WESCO International Inc.	926,106	133,193
	Donaldson Co. Inc.	2,184,871	130,306
	Berry Global Group Inc.	2,021,932	125,178
	Graphic Packaging Holding Co.	5,535,998	123,342
	Oshkosh Corp.	1,176,801	112,302
*	FTI Consulting Inc.	613,265	109,413
	Applied Industrial Technologies Inc.	696,499	107,686
*	Axalta Coating Systems Ltd.	3,995,525	107,480
	MSA Safety Inc.	672,912	106,085
	MKS Instruments Inc.	1,203,362	104,139
	Sensata Technologies Holding plc	2,746,200	103,861
*	Atkore Inc.	680,968	101,594
	Brunswick Corp.	1,258,504	99,422
	Sonoco Products Co.	1,765,145	95,936
	Acuity Brands Inc.	561,973	95,710
	Allison Transmission Holdings Inc.	1,613,521	95,295
*	Fluor Corp.	2,583,537	94,816
	Flowserve Corp.	2,364,601	94,040
	Lincoln Electric Holdings Inc.	517,251	94,031
	Western Union Co.	6,749,210	88,955
*	Kirby Corp.	1,072,215	88,779
*	API Group Corp.	3,398,307	88,118
	Valmont Industries Inc.	359,705	86,405
	Vontier Corp.	2,788,911	86,233
	Sealed Air Corp.	2,602,600	85,521
	Watts Water Technologies Inc. Class A	493,457	85,279
	MSC Industrial Direct Co. Inc. Class A	853,588	83,780
*	Mohawk Industries Inc.	975,588	83,715

		Shares	Market Value ($000)
	Ryder System Inc.	779,492	83,367
	Crane Co.	869,768	77,270
	Air Lease Corp. Class A	1,900,528	74,900
*	Beacon Roofing Supply Inc.	966,149	74,558
	Belden Inc.	762,257	73,596
	Esab Corp.	1,031,731	72,448
	MDU Resources Group Inc.	3,668,593	71,831
	EnerSys	739,375	69,997
	Zurn Elkay Water Solutions Corp.	2,493,393	69,865
	GATX Corp.	637,779	69,410
*	ASGN Inc.	828,601	67,680
	Woodward Inc.	540,977	67,222
*	Summit Materials Inc. Class A	2,142,608	66,721
	HB Fuller Co.	970,836	66,609
	Terex Corp.	1,153,937	66,490
	ManpowerGroup Inc.	893,498	65,511
	Louisiana-Pacific Corp.	1,169,326	64,629
	Silgan Holdings Inc.	1,486,201	64,070
*	SPX Technologies Inc.	780,707	63,550
*	Middleby Corp.	482,964	61,819
	Moog Inc. Class A	518,024	58,516
	Brink's Co.	795,353	57,774
	Otter Tail Corp.	752,016	57,093
	Comfort Systems USA Inc.	322,239	54,913
	Matson Inc.	604,099	53,596
	Hillenbrand Inc.	1,261,140	53,359
	Encore Wire Corp.	287,609	52,477
	ESCO Technologies Inc.	464,651	48,528
	Albany International Corp. Class A	562,274	48,513
	Crane NXT Co.	868,768	48,277
	ABM Industries Inc.	1,191,879	47,687
*	GMS Inc.	734,329	46,975
*	O-I Glass Inc.	2,794,452	46,751
	Korn Ferry	965,530	45,805
	EnPro Industries Inc.	376,234	45,596
*	Knife River Corp.	917,516	44,802
*	Alight Inc. Class A	6,283,416	44,549
	UniFirst Corp.	272,212	44,373
	McGrath RentCorp	440,378	44,144
	EVERTEC Inc.	1,164,522	43,297
	Brady Corp. Class A	785,783	43,155
*	Hub Group Inc. Class A	537,936	42,250
	ArcBest Corp.	411,318	41,810
*	RXO Inc.	2,108,483	41,600
*	MasTec Inc.	568,440	40,911
*,1	Joby Aviation Inc.	6,252,878	40,331
	Werner Enterprises Inc.	1,028,258	40,051
*	Resideo Technologies Inc.	2,525,338	39,900
	ADT Inc.	6,246,923	37,482
	Trinity Industries Inc.	1,475,307	35,924
	Kennametal Inc.	1,436,439	35,739
*	Huron Consulting Group Inc.	342,851	35,711
*	AAR Corp.	598,994	35,658
	Griffon Corp.	836,521	33,185
*	OSI Systems Inc.	271,412	32,037
	Standex International Corp.	213,648	31,126
	Bread Financial Holdings Inc.	905,483	30,968
*	Spirit AeroSystems Holdings Inc. Class A	1,898,643	30,644

		Shares	Market Value ($000)
*	Gates Industrial Corp. plc	2,618,287	30,398
	Granite Construction Inc.	791,567	30,095
	Primoris Services Corp.	913,173	29,888
*,1	Aurora Innovation Inc. Class A	12,627,740	29,675
	Greif Inc. Class A	441,741	29,513
	Barnes Group Inc.	867,269	29,461
*	Hillman Solutions Corp.	3,511,862	28,973
*	AvidXchange Holdings Inc.	2,736,189	25,939
*	Air Transport Services Group Inc.	1,212,798	25,311
*	Mirion Technologies Inc. Class A	3,342,967	24,972
	H&E Equipment Services Inc.	557,890	24,095
*	Dycom Industries Inc.	251,533	22,386
*	CoreCivic Inc.	1,950,030	21,938
	Greenbrier Cos. Inc.	530,106	21,204
*	Rocket Lab USA Inc.	4,804,023	21,042
	Kforce Inc.	345,332	20,603
	AZZ Inc.	429,439	19,574
*	JELD-WEN Holding Inc.	1,462,849	19,544
	Astec Industries Inc.	411,088	19,366
	Apogee Enterprises Inc.	399,244	18,796
	Schneider National Inc. Class B	673,747	18,656
	TriMas Corp.	749,049	18,546
	Wabash National Corp.	849,898	17,950
	International Seaways Inc.	397,996	17,910
*	Thermon Group Holdings Inc.	608,940	16,728
	Quanex Building Products Corp.	591,019	16,649
	Deluxe Corp.	782,369	14,779
	Enerpac Tool Group Corp. Class A	503,202	13,300
	First Advantage Corp.	911,091	12,564
*	Proto Labs Inc.	468,118	12,358
	Heartland Express Inc.	779,429	11,450
*	Green Dot Corp. Class A	798,236	11,119
*	American Woodmark Corp.	146,862	11,104
*	Conduent Inc.	3,123,123	10,868
	Kaman Corp.	506,225	9,947
	Kelly Services Inc. Class A	546,235	9,936
	Pitney Bowes Inc.	3,039,154	9,178
	TTEC Holdings Inc.	344,370	9,029
	REV Group Inc.	540,466	8,647
	Hyster-Yale Materials Handling Inc.	167,393	7,462
	National Presto Industries Inc.	96,815	7,015
	Gorman-Rupp Co.	203,229	6,686
*,1	Atmus Filtration Technologies Inc.	306,326	6,387
*	ZipRecruiter Inc. Class A	527,021	6,319
*	Forrester Research Inc.	206,507	5,968
*	BrightView Holdings Inc.	750,115	5,813
*	Triumph Group Inc.	688,019	5,270
	Pactiv Evergreen Inc.	645,804	5,250
*	Advantage Solutions Inc.	1,467,921	4,169
*	TrueBlue Inc.	264,085	3,874
	Kronos Worldwide Inc.	416,807	3,230
	Greif Inc. Class B	31,209	2,077
*	Microvast Holdings Inc.	762,824	1,442
*,1	MSP Recovery Inc.	1,126,818	242
			11,006,243
Real Estate (8.3%)
	Gaming & Leisure Properties Inc.	4,495,746	204,781
	Kimco Realty Corp.	11,170,715	196,493

		Shares	Market Value ($000)
	Omega Healthcare Investors Inc.	4,412,817	146,329
	EastGroup Properties Inc.	818,060	136,232
	Federal Realty Investment Trust	1,468,989	133,134
*	Jones Lang LaSalle Inc.	859,465	121,339
	NNN REIT Inc.	3,286,263	116,137
	First Industrial Realty Trust Inc.	2,383,020	113,408
	Brixmor Property Group Inc.	5,416,639	112,558
	STAG Industrial Inc.	3,237,367	111,722
	Regency Centers Corp.	1,663,507	98,879
	Agree Realty Corp.	1,734,247	95,800
	Apartment Income REIT Corp. Class A	2,688,859	82,548
	Rayonier Inc.	2,672,081	76,047
	Boston Properties Inc.	1,272,201	75,671
	Vornado Realty Trust	3,090,978	70,103
	Lamar Advertising Co. Class A	788,770	65,839
	PotlatchDeltic Corp.	1,440,142	65,368
[1]	Medical Properties Trust Inc.	10,792,406	58,819
	Sabra Health Care REIT Inc.	4,169,403	58,121
	Apple Hospitality REIT Inc.	3,713,333	56,963
	EPR Properties	1,358,437	56,429
	Cousins Properties Inc.	2,737,152	55,756
	Physicians Realty Trust	4,295,942	52,368
	DigitalBridge Group Inc.	2,928,567	51,484
	COPT Defense Properties	2,027,890	48,325
	Broadstone Net Lease Inc.	3,373,842	48,246
	LXP Industrial Trust	5,273,336	46,933
	Park Hotels & Resorts Inc.	3,688,785	45,446
*	Howard Hughes Holdings Inc.	587,157	43,526
[1]	SL Green Realty Corp.	1,160,545	43,288
	Macerich Co.	3,874,743	42,273
[1]	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,936,324	41,050
	Tanger Factory Outlet Centers Inc.	1,800,307	40,687
	SITE Centers Corp.	3,205,499	39,524
	Highwoods Properties Inc.	1,904,066	39,243
	National Health Investors Inc.	743,113	38,166
	CareTrust REIT Inc.	1,791,777	36,731
	Douglas Emmett Inc.	2,855,078	36,431
	Phillips Edison & Co. Inc.	1,057,169	35,457
	Sunstone Hotel Investors Inc.	3,733,138	34,905
	Equity Commonwealth	1,878,508	34,508
	Global Net Lease Inc.	3,506,800	33,700
	Kilroy Realty Corp.	1,056,024	33,381
	Urban Edge Properties	2,014,447	30,740
	Pebblebrook Hotel Trust	2,172,762	29,528
	DiamondRock Hospitality Co.	3,591,403	28,839
	Kennedy-Wilson Holdings Inc.	1,886,837	27,812
	InvenTrust Properties Corp.	1,157,131	27,551
	Outfront Media Inc.	2,679,412	27,062
	JBG SMITH Properties	1,866,539	26,990
	Retail Opportunity Investments Corp.	2,159,135	26,730
	Acadia Realty Trust	1,720,013	24,682
	LTC Properties Inc.	747,623	24,021
*	Cushman & Wakefield plc	3,076,696	23,444
	Veris Residential Inc.	1,412,893	23,313
	Service Properties Trust	2,988,435	22,981
	Xenia Hotels & Resorts Inc.	1,937,080	22,819
	Getty Realty Corp.	820,725	22,759
	Alexander & Baldwin Inc.	1,311,594	21,943

		Shares	Market Value ($000)
	Elme Communities	1,586,143	21,635
	Uniti Group Inc.	4,315,521	20,369
	Empire State Realty Trust Inc. Class A	2,317,209	18,630
*	GEO Group Inc.	2,148,846	17,578
*	Compass Inc. Class A	5,853,003	16,974
	Hudson Pacific Properties Inc.	2,550,358	16,960
	RPT Realty	1,556,636	16,438
*	Apartment Investment & Management Co. Class A	2,387,245	16,233
	Centerspace	268,176	16,160
	American Assets Trust Inc.	816,837	15,888
	Newmark Group Inc. Class A	2,461,595	15,828
	Brandywine Realty Trust	3,087,163	14,016
	Piedmont Office Realty Trust Inc. Class A	2,218,827	12,470
*	Anywhere Real Estate Inc.	1,880,752	12,093
*	Forestar Group Inc.	312,854	8,428
	Saul Centers Inc.	235,656	8,312
	RMR Group Inc. Class A	270,685	6,637
	Marcus & Millichap Inc.	210,971	6,190
	Summit Hotel Properties Inc.	924,676	5,363
	Bridge Investment Group Holdings Inc. Class A	542,921	4,995
	Alexander's Inc.	20,602	3,754
*,2	Spirit MTA REIT	334,911	—
			3,860,313
Technology (5.8%)
	Jabil Inc.	2,240,714	284,324
*	F5 Inc.	1,068,772	172,222
	KBR Inc.	2,431,185	143,294
*	CACI International Inc. Class A	410,847	128,977
*	Arrow Electronics Inc.	1,003,122	125,631
	Leidos Holdings Inc.	1,237,591	114,056
	Science Applications International Corp.	967,339	102,093
*	Insight Enterprises Inc.	641,124	93,284
	TD SYNNEX Corp.	844,822	84,364
*	Teradata Corp.	1,800,205	81,045
	Avnet Inc.	1,648,887	79,460
*	DXC Technology Co.	3,697,931	77,028
*	Cirrus Logic Inc.	985,932	72,920
*	IAC Inc.	1,370,899	69,080
*	NCR Corp.	2,412,303	65,060
	Concentrix Corp.	797,824	63,914
*	Kyndryl Holdings Inc.	4,125,665	62,298
*	Synaptics Inc.	695,324	62,190
	Vishay Intertechnology Inc.	2,289,691	56,601
*	Sanmina Corp.	980,976	53,247
	Dun & Bradstreet Holdings Inc.	5,145,232	51,401
*	Ziff Davis Inc.	796,609	50,736
*	Plexus Corp.	495,350	46,058
*	CCC Intelligent Solutions Holdings Inc.	3,418,231	45,633
	Amkor Technology Inc.	1,993,186	45,046
*	Parsons Corp.	756,019	41,090
	Progress Software Corp.	781,291	41,080
*	NetScout Systems Inc.	1,234,309	34,585
*	Blackbaud Inc.	485,232	34,122
	Xerox Holdings Corp.	1,954,546	30,667
	CSG Systems International Inc.	543,860	27,802
*	Verint Systems Inc.	1,101,935	25,333
*	Veradigm Inc.	1,873,906	24,623
*	TTM Technologies Inc.	1,782,246	22,955

		Shares	Market Value ($000)
	Adeia Inc.	1,833,958	19,587
*	E2open Parent Holdings Inc.	3,566,169	16,190
	Benchmark Electronics Inc.	607,795	14,745
	Methode Electronics Inc.	636,293	14,539
*	Cerence Inc.	687,362	14,002
*	Informatica Inc. Class A	656,190	13,826
*	ScanSource Inc.	445,650	13,508
*	Couchbase Inc.	500,012	8,580
*	SolarWinds Corp.	889,512	8,397
*	N-able Inc.	569,712	7,349
*,1	Klaviyo Inc. Class A	172,378	5,947
*,1	Getty Images Holdings Inc.	889,452	5,773
	Ebix Inc.	443,440	4,381
*	Thoughtworks Holding Inc.	854,210	3,485
*,1	Rumble Inc.	554,713	2,829
*	Rackspace Technology Inc.	487,016	1,144
*,1	Maplebear Inc.	2,385	71
			2,666,572
Telecommunications (1.0%)
	Juniper Networks Inc.	5,791,548	160,947
*	Frontier Communications Parent Inc.	4,429,513	69,322
*	Viavi Solutions Inc.	3,991,949	36,486
	Telephone & Data Systems Inc.	1,708,001	31,274
*	DISH Network Corp. Class A	4,530,923	26,551
*	Lumen Technologies Inc.	18,195,416	25,837
	InterDigital Inc.	238,758	19,158
*	Viasat Inc.	1,008,855	18,623
*	Altice USA Inc. Class A	3,880,673	12,690
*	CommScope Holding Co. Inc.	3,611,260	12,134
*	EchoStar Corp. Class A	615,852	10,316
*	United States Cellular Corp.	234,168	10,062
*	Xperi Inc.	741,040	7,307
*	WideOpenWest Inc.	448,031	3,427
			444,134
Utilities (4.4%)
	Atmos Energy Corp.	2,486,917	263,439
	NRG Energy Inc.	4,128,812	159,042
	Pinnacle West Capital Corp.	2,041,404	150,411
	Essential Utilities Inc.	4,288,479	147,224
	OGE Energy Corp.	3,607,544	120,239
	UGI Corp.	3,775,237	86,830
	National Fuel Gas Co.	1,654,325	85,876
	IDACORP Inc.	911,658	85,377
*	Stericycle Inc.	1,667,308	74,545
	Southwest Gas Holdings Inc.	1,221,114	73,768
	Portland General Electric Co.	1,820,802	73,706
	New Jersey Resources Corp.	1,757,502	71,407
	PNM Resources Inc.	1,546,073	68,970
	ONE Gas Inc.	998,987	68,211
	Black Hills Corp.	1,208,764	61,151
	ALLETE Inc.	1,034,551	54,624
	American States Water Co.	666,787	52,463
	Northwestern Energy Group Inc.	1,081,557	51,980
	Spire Inc.	901,448	51,004
	MGE Energy Inc.	651,372	44,626
	Avista Corp.	1,378,456	44,621
	Clearway Energy Inc. Class C	1,499,525	31,730

			Shares	Market Value ($000)
		California Water Service Group	520,197	24,611
[1]		Hawaiian Electric Industries Inc.	1,977,613	24,344
		Northwest Natural Holding Co.	633,240	24,164
		Clearway Energy Inc. Class A	635,595	12,661
*		Enviri Corp.	1,430,725	10,330
		Excelerate Energy Inc. Class A	327,522	5,581
*,1		NuScale Power Corp. Class A	999,428	4,897
				2,027,832
Total Common Stocks (Cost $40,641,581)				46,140,999
		Coupon
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[3,4]	Vanguard Market Liquidity Fund (Cost $493,243)	5.391%	4,935,556	493,506
Total Investments (100.7%) (Cost $41,134,824)				46,634,505
Other Assets and Liabilities—Net (-0.7%)				(342,293)
Net Assets (100%)				46,292,212
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $365,721,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $389,815,000 was received for securities on loan, of which $389,333,000 is held in Vanguard Market Liquidity Fund and $482,000 is held in cash.

REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	December 2023	656	58,994	(128)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Atmos Energy Corp.	1/31/24	CITNA	21,799	(5.331)	—	(1,835)
Bridgebio Pharma Inc.	8/30/24	BANA	8,973	(5.331)	—	(1,099)
Dick's Sporting Goods Inc.	1/31/24	CITNA	29,068	(5.328)	—	(672)
Invesco Ltd.	8/30/24	BANA	2,547	(5.881)	—	(204)
OneMain Holdings Inc.	1/31/24	GSI	1,477	(5.831)	—	(36)
OneMain Holdings Inc.	1/31/24	GSI	1,026	(5.831)	—	(25)
Williams-Sonoma Inc.	1/31/24	CITNA	31,770	(5.331)	3,063	—
					3,063	(3,871)
1	Based on USD Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
CITNA—Citibank, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C. Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments and derivatives as of September 30, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	46,140,999	—	—	46,140,999
Temporary Cash Investments	493,506	—	—	493,506
Total	46,634,505	—	—	46,634,505

Derivative Financial Instruments
Assets
Swap Contracts	—	3,063	—	3,063
Liabilities
Futures Contracts[1]	128	—	—	128
Swap Contracts	—	3,871	—	3,871
Total	128	3,871	—	3,999
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.